Trade payables and other current liabilities	6 Months Ended
Jun. 30, 2019
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Trade payables and other current liabilities
2.5.13	Trade payables and other current liabilities

(€’000)	As of June 30, 2019	As of December 31, 2018
Total trade payables	5,439	5,916

Other current liabilities
Social security	196	314
Payroll accruals and taxes	1,271	1,351
Other current liabilities	223	1,024

Total other current liabilities	1,690	2,690